Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance at beginning of year	$ 24	$ 29	$ 33
Reversal for collection of bad debt	$ (24)	(5)
Translation adjustment			(4)
Balance at end of year		$ 24	$ 29